Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 1	$ 42
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 1	$ 42